Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statements of Comprehensive Loss Income
Net loss	$ (8,100,132)	$ (6,471,668)
Other comprehensive loss, net of taxes:
Currency translation adjustment, net of tax of $nil	(1,511,224)	(1,953,256)
Other comprehensive loss, net of taxes	(1,511,224)	(1,953,256)
Attributable to:
Equity holders of the Company	(1,476,969)	(1,936,430)
Non-controlling interests	(34,255)	(16,826)
Other comprehensive loss, net of taxes	(1,511,224)	(1,953,256)
Total comprehensive loss, net of taxes	(9,611,356)	(8,424,924)
Attributable to:
Equity holders of the Company	(9,572,418)	(8,357,315)
Non-controlling interests	(38,938)	(67,609)
Total comprehensive loss, net of taxes	$ (9,611,356)	$ (8,424,924)